Condensed Consolidating Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 6,433	$ 8,668
Accounts receivable, less allowance for doubtful accounts	74,697	79,757
Receivables from affiliates		0
Inventories	144,411	160,686
Prepaid expenses and other current assets	11,663	15,612
Total current assets	237,204	264,723
Goodwill and intangible assets	8,176	8,176
Other non-current assets	8,084	4,293
Investment in subsidiaries	0	0
Receivables from affiliates	0	0
Property, plant and equipment, net	47,439	53,200
Total assets	330,326	330,392
Current liabilities:
Accounts payable	41,745	42,719
Payables due to affiliates		0
Other current liabilities	18,894	18,339
Short-term borrowings	2,888	5,498
Total current liabilities	63,527	66,556
Long-term debt, less current portion		245,966
Long-term debt, less current portion	263,523	245,966
Payables due to affiliates	0	0
Deferred income taxes	3,775	7,540
Other non-current liabilities	17,811
Other non-current liabilities		19,691
Stockholders’ (deficit) equity	(41,070)	(9,361)	$ 33,985
Total liabilities and stockholders’ deficit	330,326	330,392
Operating right-of-use assets	29,423
Noncurrent operating lease liabilities	22,760
Consolidation, Eliminations
Current assets:
Cash and cash equivalents	0	0
Accounts receivable, less allowance for doubtful accounts	0	0
Receivables from affiliates		(7)
Inventories	0	0
Prepaid expenses and other current assets	0	0
Total current assets	0	(7)
Goodwill and intangible assets	0	0
Other non-current assets	0	0
Investment in subsidiaries	(95,599)	(92,065)
Receivables from affiliates	(129,486)	(133,670)
Property, plant and equipment, net	0	0
Total assets	(225,085)	(225,742)
Current liabilities:
Accounts payable	0	0
Payables due to affiliates		(7)
Other current liabilities	0	0
Short-term borrowings	0	0
Total current liabilities	0	(7)
Long-term debt, less current portion		0
Long-term debt, less current portion	0
Payables due to affiliates	(129,486)	(133,670)
Deferred income taxes	0	0
Other non-current liabilities	0
Other non-current liabilities		0
Stockholders’ (deficit) equity	(95,599)	(92,065)
Total liabilities and stockholders’ deficit	(225,085)	(225,742)
Operating right-of-use assets	0
Noncurrent operating lease liabilities	0
Subsidiaries | Reportable Legal Entities
Current assets:
Cash and cash equivalents	1,000	3,079
Accounts receivable, less allowance for doubtful accounts	43,321	44,327
Receivables from affiliates		7
Inventories	95,252	104,882
Prepaid expenses and other current assets	4,074	6,263
Total current assets	143,647	158,558
Goodwill and intangible assets	8,176	8,176
Other non-current assets	8,362	3,789
Investment in subsidiaries	95,599	92,065
Receivables from affiliates	60,388	68,169
Property, plant and equipment, net	38,483	43,698
Total assets	373,480	374,455
Current liabilities:
Accounts payable	32,280	31,802
Payables due to affiliates		0
Other current liabilities	12,615	13,484
Short-term borrowings	0	0
Total current liabilities	44,895	45,286
Long-term debt, less current portion		245,966
Long-term debt, less current portion	263,523
Payables due to affiliates	69,098	65,502
Deferred income taxes	3,637	7,421
Other non-current liabilities	17,807
Other non-current liabilities		19,641
Stockholders’ (deficit) equity	(41,070)	(9,361)
Total liabilities and stockholders’ deficit	373,480	374,455
Operating right-of-use assets	18,825
Noncurrent operating lease liabilities	15,590
Guarantor Subsidiaries | Reportable Legal Entities
Current assets:
Cash and cash equivalents	2,295	4,030
Accounts receivable, less allowance for doubtful accounts	16,147	18,754
Receivables from affiliates		0
Inventories	26,154	28,191
Prepaid expenses and other current assets	4,190	6,205
Total current assets	48,786	57,180
Goodwill and intangible assets	0	0
Other non-current assets	234	188
Investment in subsidiaries	0	0
Receivables from affiliates	60,547	60,547
Property, plant and equipment, net	5,741	6,128
Total assets	121,567	124,043
Current liabilities:
Accounts payable	5,800	6,014
Payables due to affiliates		7
Other current liabilities	4,231	4,171
Short-term borrowings	0	0
Total current liabilities	10,031	10,192
Long-term debt, less current portion		0
Long-term debt, less current portion	0
Payables due to affiliates	48,174	55,412
Deferred income taxes	0	0
Other non-current liabilities	0
Other non-current liabilities		44
Stockholders’ (deficit) equity	59,468	58,395
Total liabilities and stockholders’ deficit	121,567	124,043
Operating right-of-use assets	6,259
Noncurrent operating lease liabilities	3,894
Non-Guarantor Subsidiaries | Reportable Legal Entities
Current assets:
Cash and cash equivalents	3,138	1,559
Accounts receivable, less allowance for doubtful accounts	15,229	16,676
Receivables from affiliates		0
Inventories	23,005	27,613
Prepaid expenses and other current assets	3,399	3,144
Total current assets	44,771	48,992
Goodwill and intangible assets	0	0
Other non-current assets	(512)	316
Investment in subsidiaries	0	0
Receivables from affiliates	8,551	4,954
Property, plant and equipment, net	3,215	3,374
Total assets	60,364	57,636
Current liabilities:
Accounts payable	3,665	4,903
Payables due to affiliates		0
Other current liabilities	2,048	684
Short-term borrowings	2,888	5,498
Total current liabilities	8,601	11,085
Long-term debt, less current portion		0
Long-term debt, less current portion	0
Payables due to affiliates	12,214	12,756
Deferred income taxes	138	119
Other non-current liabilities	4
Other non-current liabilities		6
Stockholders’ (deficit) equity	36,131	33,670
Total liabilities and stockholders’ deficit	60,364	$ 57,636
Operating right-of-use assets	4,339
Noncurrent operating lease liabilities	$ 3,276